Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 614,235	$ 29,636	$ 2,815,470	$ 31,483	$ 490	$ 258,337
Loss from operations	(614,235)	(29,636)	(2,815,470)	(31,483)	(490)	(258,337)
Other income (expense):
Interest earned on marketable securities held in Trust Account	483,983	126,881	2,876,239	126,881		1,104,670
Compensation expense				(62,500)		(62,500)
Total other income, net	483,983	126,881	2,876,239	64,381		1,042,170
(Loss) income before provision for income taxes	(130,252)	97,245	60,769	32,898	(490)	783,833
Provision for income taxes	(91,136)	(24,385)	(572,510)	(24,385)		(206,393)
Net (loss) income	$ (221,388)	$ 72,860	$ (511,741)	$ 8,513	$ (490)	$ 577,440
Redeemable Common Stock
Other income (expense):
Weighted average common stock outstanding (in Shares)	3,492,647		7,950,953			3,434,247
Basic net income (loss) per share (in Dollars per share)	$ (0.03)		$ (0.05)			$ 0.09
Non-Redeemable Common Stock
Other income (expense):
Weighted average common stock outstanding (in Shares)	3,132,500	5,047,582	3,132,500	3,607,152	2,500,000	2,951,897
Basic net income (loss) per share (in Dollars per share)	$ (0.03)	$ 0.01	$ (0.05)	$ 0	$ 0	$ 0.09